Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Fair Value Measurements

Note 5. Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

•                  Level 1 — Quoted prices for identical instruments in active markets;

•                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

•                  Level 3 — Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBO rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of October 27, 2012, the fair value of the cap was nominal. See Note 4 for additional information on our derivative instruments.

We apply fair value techniques on a non-recurring basis for the establishment of potential impairment loss related to goodwill pursuant to ASC 350, Intangibles—Goodwill and Other and determining the fair value of long-lived assets pursuant to ASC 360, Property, Plant, and Equipment. During the quarter ended October 27, 2012, there were no events or changes in circumstances indicating the carrying amounts of our goodwill or long-lived assets may not be recoverable.

The table below provides the carrying and fair values of our senior secured term loan and notes as of October 27, 2012. The fair value of our senior secured term loan was determined based on quoted market prices which are considered Level 2 inputs within the fair value hierarchy. The fair value of our notes was determined based on recent trades which are considered Level 1 inputs within the fair value hierarchy.

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

Note 9.  Fair Value Measurements

As defined in ASC 820, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

·                  Level 1 - Quoted prices for identical instruments in active markets;

·                  Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

·                  Level 3 - Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of January 28, 2012, the fair value of the cap was nominal. See Note 8 for additional information on our derivative instruments.

In connection with the acquisition of certain assets of ScrapHD, the Company has a contingent obligation, to be paid in cash, to the owners of ScrapHD based on future operating performance. The fair value of this contingent consideration is determined using an expected present value technique. Expected operating results are determined using the probability-weighted average of possible outcomes that would occur should certain financial metrics be reached. There is no market data available to use in valuing the contingent consideration; therefore, the Company developed its own assumptions related to the future financial performance of the business to estimate the fair value of the liability which was then discounted to present value using the weighted average cost of capital. The weighted average cost of capital was derived from comparable companies and management's estimates. These factors are considered Level 3 inputs within the fair value hierarchy. The contingent consideration was established at the time of acquisition and is evaluated at each reporting period. We reduced the fair value of our contingent consideration liability from $4 million as of January 29, 2011 to a nominal amount as of January 28, 2012. The $4 million gain from the change in the fair value of the contingent consideration is recorded in Selling, general, and administrative expense on the Consolidated Statements of Operations. The liability is recorded in Other long-term liabilities on the Consolidated Balance Sheets.

Long-lived assets held for use consists of stores tested for impairment as a result of our impairment review. The inputs used to measure the fair value of these long-lived assets include the calculation of undiscounted store-specific cash flows using management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. These factors are considered Level 3 inputs within the fair value hierarchy. As a result of our impairment review, we recorded less than $1 million in impairment charges for long-lived assets in fiscal 2011 and fiscal 2010. In fiscal 2009, we recorded $3 million in impairment charges for long-lived assets, of which $2 million is reflected in Cost of sales and occupancy expense and $1 million is reflected in Selling, general and administrative expense on the Consolidated Statements of Operations.

In accordance with ASC 350, Intangibles - Goodwill and Other, we have performed the required impairment review related to goodwill. In conducting our impairment review for fiscal 2011, we elected to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent impariment testing. Based on this review at January 28, 2012, we do not believe it is more likely than not that the carrying amount of our reporting unit exceeds its fair value.

The table below provides the carrying and fair values of our debt as of January 28, 2012. The fair values of these debt instruments were determined based on quoted market prices or recent trades.

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328